Property, Equipment And Software	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE
4. PROPERTY, EQUIPMENT AND SOFTWARE
Property, equipment and software consist of the
following:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Machinery and laboratory equipment	100,693	108,226	16,158
Leasehold improvements	85,177	97,303	14,527
Construction in progress	5,149	159	24
Vehicles	1,066	1,066	159
Others	6,528	10,147	1,515

Total property, equipment and software	198,613	216,901	32,383
Less: accumulated depreciation and amortization	(74,795)	(108,654)	(16,222)

Property, equipment and software, net	123,818	108,247	16,161

Depreciation and amortization expenses recognized for
 the
six months ended June 30, 2021 and 2022 were RMB 19,849 and RMB 33,859, respectively.